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APPENDIX 1                  UNITED STATES               ------------------------
                  SECURITIES AND EXCHANGE COMMISSION         OMB APPROVAL
                        Washington, D.C. 20549          ------------------------
                                                        OMB Number:    3235-0456
                                                        Expires: August 31, 2000
                                                        Estimated average
                                                        burden hours per
                                                        response...............1
                                 FORM 24F-2             ------------------------
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2


  Read instructions at end of Form before preparing Form. Please print or type.

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  1. Name and address of issuer:

                             SPDR Trust, Series 1
                        c/o State Street Bank, Trustee
                             225 Franklin Street
                               Boston, MA 02110

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  2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):                                                         [ ]

                             SPDR Trust, Series 1

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  3.    Investment Company Act File Number:  811-7330

        Securities Act File Number:  33-46080

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  4(a). Last day of fiscal year for which this Form is filed:

                              September 30, 1997

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  4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

                                     N/A

  Note: If the Form is being filed late, interest must be paid on the registration fee due.

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  4(c). [ ] Check box if this is the last time the issuer will be filing this
            Form.

                                     N/A

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SEC 2393(9-97)
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5.  Calculation of registration fee:

    (i)   Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f):                                        $2,121,088,368
                                                                --------------
    (ii)  Aggregate price of securities redeemed
          or repurchased during the fiscal year:    $727,245,251
                                                    ------------
    (iii) Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission:                               $          0
                                                    ------------
    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                       - $  727,245,251
                                                                --------------
    (v)   Net sales -- if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                      $1,393,843,117
                                                                --------------

    ------------------------------------------------------------
    (vi)  Redemption credits available for use in
          future years -- if Item 5(i) is less than
          Item 5(iv) [subtract Item 5(iv) from
          Item 5(i):                                $         (0)
                                                    ------------

    ------------------------------------------------------------

    (vii) Multiplier for determining registration fee
          (See Instruction C.9):                              x       0.000295
                                                                --------------

    (viii)Registration fee due [multiply Item 5(v) by
          Item 5(vii) (enter "0" if no fee is due):           = $      411,184
                                                                ==============

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6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

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7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              + $            0
                                                                --------------

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8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              = $      411,184
                                                                ==============

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9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:

                              December 22, 1997

          Method of Delivery:

                            [X]  Wire Transfer
                            [ ]  Mail or other means

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature an Title)*    /s/ Donald A. Gignac - Vice President
                            -------------------------------------
                            Donald A. Gignac


Date 12/22/97


* Please print the name and title of the signing officer below the signature.